Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of summary of property, plant and equipment:
	December 31,	December 31,	December 31,
	2022	2021	2020

Buildings and cultivation facilities	$635,040	$687,318	$670,894
Machinery and equipment	1,017,206	1,102,141	1,065,513
Office equipment and furniture	103,201	104,417	3,918
Total	1,755,447	1,893,876	1,740,325
Less: Accumulated depreciation	(330,312)	(179,922)	(28,163)
Total property, plant and equipment, net	$1,425,135	$1,713,954	$1,712,162